GOODWILL (Details) - Schedule of Goodwill - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
GOODWILL (Details) - Schedule of Goodwill [Line Items]
Beginning Balance		£ 2,310	£ 2,016
Acquisition of businesses			302
Impairment charged to the income statement (note 11)			(8)
Ending Balance		2,310	2,310
Cost [Member]
GOODWILL (Details) - Schedule of Goodwill [Line Items]
Beginning Balance	[1]	2,664
Ending Balance	[1]	2,664	2,664
Accumulated impairment losses [Member]
GOODWILL (Details) - Schedule of Goodwill [Line Items]
Beginning Balance		(354)
Ending Balance		£ (354)	£ (354)

[1]	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.